Expense Example, No Redemption (Vanguard Pennsylvania Tax-Exempt Money Market Fund Retail)	Vanguard Pennsylvania Tax-Exempt Money Market Fund Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares 12/1/2013 - 11/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	16
3 YEAR	52
5 YEAR	90
10 YEAR	205